Accounts and Other Receivables - Provision for Doubtful Trade Debts (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at beginning of period	$ 3.4	$ 6.1	$ 4.4
Adjustment to provision	(0.6)	(2.2)	3.1
Write-offs, net of recoveries	(0.2)	(0.5)	(1.4)
Balance at end of period	$ 2.6	$ 3.4	$ 6.1